LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                        SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.6%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 9.0%
--------------------------------------------------------------------------------
Allied Signal, Inc.                            35,000           $  1,992,813
Emerson Electronics Co.                       137,000              8,228,563
General Electric Co.                           70,200              9,516,488
Honeywell, Inc.                                30,000              3,163,125
Raytheon Co.                                   66,270              1,930,114
                                                                ------------
                                                                  24,831,103
                                                                ------------
COMMUNICATION EQUIPMENT & SERVICES -- 11.1%
--------------------------------------------------------------------------------
AT&T Corp.                                    178,000              8,321,500
Bell Atlantic Corp.                            73,200              4,753,425
GTE Corp.                                      30,800              2,310,000
SBC Communications, Inc.                      147,060              7,490,869
Sprint Corp.                                  105,000              7,802,812
                                                                ------------
                                                                  30,678,606
                                                                ------------
CONSUMER CYCLICALS -- 5.9%
--------------------------------------------------------------------------------
General Motors Corp.                           51,000              3,582,750
Masco Corp.                                   220,000              6,710,000
McGraw Hill Companies, Inc.                   100,000              5,962,500
                                                                ------------
                                                                  16,255,250
                                                                ------------
CONSUMER STAPLES -- 7.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                           128,000              4,128,000
Heinz Co.                                      70,000              3,342,500
Kimberly-Clark Corp.                          100,000              6,312,500
PepsiCo, Inc.                                 191,500              6,642,656
                                                                ------------
                                                                  20,425,656
                                                                ------------
ENERGY -- 12.9%
--------------------------------------------------------------------------------
BP Amoco Plc, Adr's                           124,000              7,161,000
Chevron Corp.                                  72,000              6,574,500
Conoco Inc. Class a                           156,000              4,280,250
Conoco Inc. Class B                           129,599              3,515,373
Exxon Corp.                                    22,800              1,688,625
Halliburton Co.                                75,000              2,826,563
Mobil Corp.                                   100,100              9,659,650
                                                                ------------
                                                                  35,705,961
                                                                ------------
FINANCE -- 18.2%
--------------------------------------------------------------------------------
Bank of America Corp.                          96,600              6,218,625
Chase Manhattan Corp.                         116,500             10,179,187
Chubb Corp.                                    90,000              4,938,750
Cigna Corp.                                    56,500              4,223,375
Hartford Financial Services Group             113,000              5,854,812
Marsh & McLennan Companies, Inc.               97,500              7,708,594
Mellon Bank Corp.                             202,000              7,461,375
UnumProvident Corp.                           114,000              3,754,875
                                                                ------------
                                                                  50,339,593
                                                                ------------
HEALTHCARE -- 8.7%
--------------------------------------------------------------------------------
American Home~Products Corp.                  159,000              8,307,750
Bristol-Myers Squibb Co.                      110,000              8,449,375
Pharmacia & Upjohn, Inc.                      133,500              7,200,656
                                                                ------------
                                                                  23,957,781
                                                                ------------
RAW & INTERMEDIATE MATERIALS -- 7.8%
--------------------------------------------------------------------------------
Alcoa Inc.                                    110,500              6,712,875
Dow Chemical Co.                               35,200              4,162,400
E. I. du Pont de ~Nemours & Co.                61,568              3,967,288
International Paper Co.                       125,000              6,578,125
                                                                ------------
                                                                  21,420,688
                                                                ------------
TECHNOLOGY -- 4.1%
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                            153,000              6,971,062
Xerox Corp.                                   150,000              4,200,000
                                                                ------------
                                                                  11,171,062
                                                                ------------
TRANSPORTATION -- 1.6%
--------------------------------------------------------------------------------
Union Pacific Corp.                            80,000              4,460,000
                                                                ------------
UTILITIES -- 11.9%
--------------------------------------------------------------------------------
Duke Power Co.                                136,505              7,712,532
Enron Corp.                                   244,000              9,744,750
Unicom Corp.                                  178,000              6,819,625
Williams Companies Inc.                       227,000              8,512,500
                                                                ------------
                                                                  32,789,407
                                                                ------------
TOTAL COMMON STOCKS
  (Identified Cost
  $271,293,544)                                                  272,035,107
                                                                ------------
SHORT-TERM OBLIGATIONS--1.3%
--------------------------------------------------------------------------------
State Street Bank & Trust
  Repurchase  Agreement
  4.25% due 11/01/99 proceeds
  at maturity  $3,509,000
  (collateralized  by  $3,545,000
  Federal Home Loan Bank,
  5.875% due 8/15/01, valued
  at $3,583,995)                                                   3,509,000
                                                                ------------
TOTAL INVESTMENTS
  (Identified Cost
   $274,802,544)                             99.9%               275,544,107
OTHER ASSETS,
  LESS LIABILITIES                            0.1                    274,981
                                            -----               ------------
NET ASSETS                                  100.0%              $275,819,088
                                            =====               ============

ADR's - American Depositary Receipts
See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $274,802,544)   $275,544,107
Cash                                                                      419
Receivable for investments sold                                       880,771
Dividends and interest receivable                                     414,105
--------------------------------------------------------------------------------
  Total assets                                                    276,839,402
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     703,609
Payable to affiliates--Management fees (Note 2)                       138,517
Accrued expenses and other liabilities                                178,188
--------------------------------------------------------------------------------
  Total liabilities                                                 1,020,314
--------------------------------------------------------------------------------
Net Assets                                                       $275,819,088
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $275,819,088
================================================================================




LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
================================================================================
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign withholding
  tax of ($12,430))                                $3,080,160
Interest income                                       115,972
--------------------------------------------------------------------------------
                                                                  $ 3,196,132
EXPENSES:
Management fees (Note 2)                              917,653
Custody and fund accounting fees                      128,827
Audit fees                                             44,272
Legal fees                                             42,905
Trustees fees                                           4,738
Other                                                  12,034
--------------------------------------------------------------------------------
  Total expenses                                                    1,150,429
--------------------------------------------------------------------------------
Net investment income                                               2,045,703
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  on Investments:
Net unrealized appreciation of investments          7,922,939
Less unrealized depreciation from
  contributed assets (Note 1)                      (5,321,898)
--------------------------------------------------------------------------------
Unrealized appreciation of investments                              2,601,041
Net realized loss from investment transactions                     (9,875,483)
--------------------------------------------------------------------------------
    Net realized and unrealized loss on investments                (7,274,442)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(5,228,739)
================================================================================
See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE PERIOD
                                                             NOVEMBER 1, 1997
                                                               (COMMENCEMENT
                                        YEAR ENDED           OF OPERATIONS) TO
                                     OCTOBER 31, 1999        OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                $  2,045,703                $1,551,855
Net realized gain (loss) on
  investment transactions              (9,875,483)                8,655,223
Unrealized appreciation
  (depreciation) of investments         2,601,041               (18,203,522)
--------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                      (5,228,739)               (7,996,444)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)  249,127,874               279,612,949
Value of withdrawals                  (97,340,274)             (142,356,278)
--------------------------------------------------------------------------------
Net increase in net assets
  from capital transactions           151,787,600               137,256,671
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:           146,558,861               129,260,227
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                   129,260,227                        --
--------------------------------------------------------------------------------
End of period                        $275,819,088              $129,260,227
================================================================================



LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                               FOR THE PERIOD
                                                              NOVEMBER 1, 1997
                                                                (COMMENCEMENT
                                          YEAR ENDED          OF OPERATIONS) TO
                                      OCTOBER 31, 1999        OCTOBER 31, 1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                         $275,819                  $129,260
Ratio of expenses to average net assets      0.75%                     0.78%
Ratio of net investment income to
  average net assets                         1.34%                     1.20%
Portfolio turnover                             74%                       61%
================================================================================
See notes to financial statements

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Value Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of their investable assets in the amounts of $12,341,545, $34,373,886, $39,082,974 and $16,297,323 including $1,229,530, $3,795,385, $4,553,306 and
$1,443,925, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the November 1, 1997 (Commencement of Operations) to October 31, 1998 "Proceeds from contributions" on the Statement of Changes in Net Assets.

     On August 1, 1999, Growth & Income Portfolio and Balanced Portfolio transferred all or a portion of their investable assets in the amounts of $83,477,271 and $142,169,402 including $783,244 and $4,538,654, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the Year Ended October 31, 1999 "Proceeds from contributions" in the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale price are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank had delegated the daily management of the Portfolio to Miller Anderson & Sherrerd LLP, but effective January 22, 1999 Citibank delegated the daily management of the Portfolio to SSB~Citi Fund Management LLC (formerly SSBC Fund Management, Inc.), (the "Subadviser"), an affiliate of Citibank. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The management fees paid to Citibank amounted to $380,698 for the year ended October 31, 1999. Citibank management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets less the aggregate amount payable by the Portfolio's Trust pursuant to the Sub-Management Agreement with

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

the Subadviser. The Portfolio pays the Subadviser the following fee, which is accrued daily and payable monthly and is at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the Subadvisers. Miller Anderson & Sherrerd LLP fee structure was: 0.625% on the first $25 million; 0.375% on the next $75 million; 0.250% on the next $400 million; and 0.20% on assets in excess of $500 million, and for SSB Citi Fund Management LLC, the fee structure is: 0.65% on the first $10 million; 0.50% on the next $10 million; 0.40% on the next $10 million; and 0.30% on assets in excess of $30 million. The fees paid to the Subadvisers amounted to $536,955 of which $116,277 was paid to Miller Anderson & Sherrerd LLP and $420,678 to SSB Citi Fund Management LLC for the year ended October 31, 1999.

     The Trust pays no compensation directly to any Trusteee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $105,045,056  and   $173,633,335,
respectively, for the year ended October 31, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $274,962,340
================================================================================
Gross unrealized appreciation                                    $ 21,635,516
Gross unrealized depreciation                                     (21,053,749)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $    581,767
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1999, the commitment fee allocated to the Portfolio was $391. Since the line of credit was established, there have been no borrowings.

LARGE CAP VALUE PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF ASSET ALLOCATION PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, LARGE CAP VALUE PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large Cap Value Portfolio (the "Portfolio"), a series of Asset Allocation Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material mis-statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights ~for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                        SHARES                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.6%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.4%
--------------------------------------------------------------------------------
Reynolds & Reynolds Co.                         62,300            $  1,133,081

CONSUMER DURABLE GOODS -- 2.1%
--------------------------------------------------------------------------------
D.R. Horton Inc.                                60,300                 712,294
Engle Homes Inc.                                38,100                 385,763
Flexsteel Industries Inc.                       53,000                 702,250
                                                                  ------------
                                                                     1,800,307
                                                                  ------------
CONSUMER NON-DURABLES -- 10.9%
--------------------------------------------------------------------------------
Dimon Inc.                                     135,000                 472,500
Scweitzer-Mauduit
  International Inc.                            13,600                 162,350
Sola International Inc.*                        60,600                 848,400
Standard Commercial Corp.                      439,400               1,318,200
Timberland Co.*                                 61,300               3,026,687
Tropical Sportswear International Corp.*        60,000               1,192,500
Wolverine World Wide Inc.                      212,200               2,175,050
                                                                  ------------
                                                                     9,195,687
                                                                  ------------
CONSUMER SERVICES -- 1.5%
--------------------------------------------------------------------------------
Aztar Corp.*                                   129,000               1,249,687

ELECTRONIC TECHNOLOGY -- 2.9%
--------------------------------------------------------------------------------
Aehr Test Systems*                              88,900                 405,606
ESCO Electronics Corp.*                         76,600                 895,263
Spacehab Inc.*                                 217,400               1,114,175
                                                                  ------------
                                                                     2,415,044
                                                                  ------------

ENERGY MINERALS -- 1.8%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                              106,800               1,515,225
                                                                  ------------

FINANCE -- 17.6%
--------------------------------------------------------------------------------
Acceptance Insurance Co.*                       67,600                 975,975
American National Insurance Co.                 27,800               1,904,300
Harleysville Group, Inc.                        58,500                 998,156
MMI Companies Inc.                              99,400                 813,837
Matrix Bancorp*                                 77,800                 943,325
PBOC Holdings Inc.                             *85,000                 754,375
PMI Group Inc.                                  26,250               1,361,719
Penn-America Group Inc.                        102,100                 740,225
Presidential Life Corp.                        163,500               3,004,313
Professionals Group Inc.*                       89,200               2,146,375
Seibels Bruce Group Inc.*                       44,500                  97,344
Stancorp FinancialGroup Inc.                    45,000               1,141,875
                                                                  ------------
                                                                    14,881,819
                                                                  ------------

HEALTH TECHNOLOGY -- 2.1%
--------------------------------------------------------------------------------
West Pharmaceutical
Services Inc.                                   52,300               1,807,619

INDUSTRIAL SERVICES-- 8.8%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                           66,300               1,926,844
ENSCO International Inc.                        72,700               1,408,563
Perini Corp.*                                   56,400                 225,600
R&B Falcon Corp.*                              114,640               1,425,835
Rowan Companies Inc.*                          107,400               1,671,413
Santa Fe International Corp.                    37,000                 779,313
                                                                  ------------
                                                                     7,437,568
                                                                  ------------

NON-ENERGY MINERALS -- 4.0%
--------------------------------------------------------------------------------
LTV Corp.                                      399,700               1,448,913
Lone Star Technologies Inc.*                    66,300               1,388,156
Southdown Inc.                                  11,500                 555,594
                                                                  ------------
                                                                     3,392,663
                                                                  ------------

PROCESS INDUSTRIES -- 4.8%
--------------------------------------------------------------------------------
Lancaster Colony Corp.                          37,400               1,306,663
RPM Inc.                                       186,300               2,223,956
Tuscarora Inc.                                  41,600                 514,800
                                                                  ------------
                                                                     4,045,419
                                                                  ------------

PRODUCER MANUFACTURING -- 23.5%
--------------------------------------------------------------------------------
Baldor Electric Co.                             86,500               1,681,344
Circor International Inc.                       34,650                 329,175
Commercial Intertech Corp.                      50,800                 644,525
Commonwealth Industries Inc.                   102,600               1,026,000
Global Industrial Technologies Inc.*           175,500               2,149,875
JLG Industries Inc.                            286,000               3,664,375
Kaydon Corp.                                    28,000                 694,750
Keystone Consolidated Industries Inc.*          32,500                 162,500
Myers Industries Inc.                          102,330               1,439,015
Patrick Industries Inc.                         58,700                 623,687
Superior Industries International Inc.          69,300               1,849,443
Teleflex Inc.                                   23,000                 783,437

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                        SHARES                   VALUE
--------------------------------------------------------------------------------
Timken Co.                                     148,800            $  2,669,100
Tower Automotive Inc.                           79,000               1,288,687
Watts Industries Inc.                           62,400                 854,100
                                                                  ------------
                                                                    19,860,013
                                                                  ------------

RETAIL TRADE -- 3.0%
--------------------------------------------------------------------------------
Schultz Sav-O Stores Inc.                      108,850               1,605,537
Syms Corp.*                                    163,400                 898,700
                                                                  ------------
                                                                     2,504,237
                                                                  ------------

TECHNOLOGY SERVICES -- 1.5%
--------------------------------------------------------------------------------
Ultrak Inc.*                                   232,700               1,294,394

TRANSPORTATION -- 11.7%
--------------------------------------------------------------------------------
Air Express International Corp.                 48,600               1,293,975
Atlantic Coast AirlinesHoldings*                39,200                 911,400
Fritz Companies Inc.*                          183,400               2,051,788
Kenan Transport Co.                             57,100               1,827,200
Midwest Express Holdings Inc.*                  56,000               1,641,500
Motor Cargo Industries Inc.*                   136,000                 824,500
Tidewater Inc.                                  44,400               1,332,000
                                                                  ------------
                                                                     9,882,363
                                                                  ------------

TOTAL COMMON STOCKS
(Identified Cost $96,863,565)                                       82,415,126
                                                                  ------------



Issuer                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 0.7%
--------------------------------------------------------------------------------
State Street Bank & Trust
  Repurchase  Agreement
  4.25% due 11/01/99
  proceeds at maturity
  $594,000 (collateralized  by
  $600,000 Federal National
  Mortgage Association
  6.00% due 7/16/01;
  valued at $609,120)                                             $    594,000
                                                                  ------------
TOTAL INVESTMENTS
  (Identified Cost
  $97,457,565)                                    98.3%             83,009,126
OTHER ASSETS,
LESS LIABILITIES                                   1.7               1,418,289
                                               -------            ------------
NET ASSETS                                       100.0%           $ 84,427,415
                                               =======            ============

* Non-income producing

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $97,457,565)       $83,009,126
Cash                                                                        405
Receivable for investments sold                                       1,721,713
Dividend and interest receivable                                         20,597
--------------------------------------------------------------------------------
  Total assets                                                       84,751,841
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                       145,298
Payable to affiliates-- Management fees (Note 2)                         14,810
Accrued expenses and other liabilities                                  164,318
--------------------------------------------------------------------------------
  Total liabilities                                                     324,426
--------------------------------------------------------------------------------
NET ASSETS                                                          $84,427,415
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $84,427,415
================================================================================


SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
================================================================================
Dividend income                                    $1,428,171
Interest income                                       120,964
--------------------------------------------------------------------------------
                                                                     $1,549,135

EXPENSES:
Management fees (Note 2)                              991,045
Custody and fund accounting fees                       79,436
Legal fees                                             29,678
Audit fees                                             27,890
Trustee fees                                            6,234
Other                                                   6,505
--------------------------------------------------------------------------------
  Total expenses                                                      1,140,788
--------------------------------------------------------------------------------
Net investment income                                                   408,347
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized appreciation of investments             30,267,299
Net realized loss from investment transactions    (32,586,180)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                      (2,318,881)
--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                $(1,910,534)
================================================================================

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                               NOVEMBER 1, 1997
                                                                 (COMMENCEMENT
                                                 YEAR ENDED    OF OPERATIONS) TO
                                                 OCTOBER 31,       OCTOBER 31,
                                                    1999              1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income                           $    408,347    $    433,451
Net realized gain (loss) on investment
  transactions                                   (32,586,180)     12,366,831
Unrealized appreciation (depreciation)
  of investments                                  30,267,299     (75,028,999)
--------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                                 (1,910,534)    (62,228,717)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)              11,738,321     434,934,898
Value of withdrawals                             (96,265,899)   (201,840,654)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                      (84,527,578)    233,094,244
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:           (86,438,112)    170,865,527
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              170,865,527              --
--------------------------------------------------------------------------------
End of period                                   $ 84,427,415    $170,865,527
================================================================================


SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                FOR THE PERIOD
                                                               NOVEMBER 1, 1997
                                                                 (COMMENCEMENT
                                                 YEAR ENDED    OF OPERATIONS) TO
                                                 OCTOBER 31,       OCTOBER 31,
                                                    1999              1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)       $     84,427    $    170,866
Ratio of expenses to average net assets                 0.86%           0.89%
Ratio of net investment income
to average net assets                                   0.31%           0.22%
Portfolio turnover                                        37%             47%
================================================================================

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Value Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amounts of $16,913,632, $42,092,855, $81,236,129 and
$40,503,947  including  $2,712,350,   $7,246,592,  $14,228,135  and  $6,126,184,
respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets are included in the period November 1, 1997 (Commencement of Operations) to October 31, 1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Franklin Advisory Services, LLC ("the Subadviser"). Citibank is a wholly owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The management fees paid to Citibank, amounted to $264,279 for the year ended October 31, 1999. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the
Subadviser:  0.55% on first $250  million  and 0.50% on  remaining  assets.

     The management fees paid to the Subadviser amounted to $726,766 for the year ended October 31, 1999.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $47,478,723   and   $129,005,004,
respectively, for the year ended October 31, 1999.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 97,504,346
================================================================================
Gross unrealized appreciation                                      $  8,659,076
Gross unrealized depreciation                                       (23,154,296)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(14,495,220)
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1999, the commitment fee allocated to the Portfolio was $324. Since the line of credit was established, there have been no borrowings.

SMALL CAP VALUE PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF ASSET ALLOCATION PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, SMALL CAP VALUE PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Value Portfolio (the "Portfolio"), a series of Asset Allocation Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999

FOREIGN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999


                                        PRINCIPAL
ISSUER                    CURRENCY       AMOUNT          VALUE
-------------------------------------------------------------------------------

FIXED INCOME -- 102.9%
-------------------------------------------------------------------------------
CANADA -- 7.0%
--------------------------------------------------------------------------------
Canadian Government
  Bonds
  1.90% due 3/23/09         JPY        398,000,000    $    3,857,092
                                                      --------------
DENMARK -- 2.2%
-------------------------------------------------------------------------------
Nykredit
  5.00% due 10/01/29        DKK          4,044,000           489,029
Oest Kontrollbank
  6.125% due 11/30/99         $            195,000           194,998
Unikredit Realkred
  5.00% due 10/01/29        DKK          4,508,000           545,968
                                                      --------------
                                                           1,229,995
                                                      --------------
FRANCE -- 4.7%
-------------------------------------------------------------------------------
Government of France
  5.50% due 4/25/29         EURO         1,630,000         1,621,074
Republic of France
  3.00% due 7/25/09         EURO           950,221           958,511
                                                      --------------
                                                           2,579,585
                                                      --------------
GERMANY -- 11.3%
-------------------------------------------------------------------------------
Bundesrepublik
  Deutschland
  5.375% due 1/04/10        EURO         1,400,000         1,497,550
Republic of Germany
  5.625% due 1/04/28        EURO         1,184,842         1,205,149
  4.125% due 7/04/08        EURO         2,650,000         2,581,134
  3.75% due 1/04/09         EURO         1,020,000           962,809
                                                      --------------
                                                           6,246,642
                                                      --------------
GREAT BRITAIN -- 9.0%
-------------------------------------------------------------------------------
Euro Investment Bank
  7.00% due 12/08/03        GBP          3,000,000         4,942,661
                                                      --------------
GREECE -- 14.3%
-------------------------------------------------------------------------------
Republic of Greece
  7.60% due 1/22/02         GRD        847,000,000         2,677,237
  8.90% due 4/01/03         GRD        580,000,000         1,917,378
  10.18% due 6/17/03        GRD         64,800,000           210,976
  13.10% due 10/23/03       GRD        294,000,000           958,798
  6.60% due 1/15/04         GRD        681,000,000         2,110,223
                                                      --------------
                                                           7,874,612
                                                      --------------
ITALY -- 4.7%
-------------------------------------------------------------------------------
Republic of Italy
  6.50% due 11/01/27        EURO         2,240,000         2,491,151
SCCR Limited
  2.588% due 5/15/00        ITL        200,000,000           108,561
                                                      --------------
                                                           2,599,712
                                                      --------------
JAPAN -- 27.6%
-------------------------------------------------------------------------------
Government of Japan
  4.50% due 6/20/03         JPY         10,900,000           119,284
  4.10% due 12/22/03        JPY        109,800,000         1,189,403
  4.10% due 6/21/04         JPY        462,000,000         5,054,662
  4.50% due 12/20/04        JPY         85,700,000           966,337
International Bank
  Reconciliation and
  Development
  4.75% due 12/20/04        JPY        330,000,000         3,765,867
Nippon Tel and Tel CP
  2.50% due 7/25/07         JPY        413,000,000         4,158,518
                                                      --------------
                                                          15,254,071
                                                      --------------
NETHERLANDS -- 5.2%
-------------------------------------------------------------------------------
Kingdom of Netherlands
  6.00% due 1/15/06         EURO         2,600,000         2,872,918
                                                      --------------
PORTUGAL -- 1.8%
-------------------------------------------------------------------------------
Republic of Portugal
  6.50% due 5/08/00            $         1,000,000         1,003,000
                                                      --------------
SPAIN -- 2.3%
-------------------------------------------------------------------------------
Government of Spain
  6.00% due 1/31/29         EURO         1,185,982         1,254,835
                                                      --------------
SWEDEN -- 3.7%
-------------------------------------------------------------------------------
Kingdom of Sweden
  13.00% due 6/15/01        SEK          7,000,000           959,827
  6.50% due 5/05/08         SEK          8,500,000         1,085,288
                                                      --------------
                                                           2,045,115
                                                      --------------
UNITED STATES -- 9.1%
-------------------------------------------------------------------------------
Banc One Auto Grantor
  Trust
  6.27% due 11/20/03          $            252,440           251,965
Chase Manhattan Grantor
  Trust
  6.61% due 9/15/02           $            203,319           203,509
Federal National
  Mortgage
  Association
  5.50% due 2/25/05           $             28,343            28,215
Government National
  Mortgage Association
  6.125% due 4/20/25          $            502,693           507,409
  6.125% due 9/20/26          $            275,241           277,024
  6.125% due 12/20/26         $            954,006           964,290
  6.375% due 9/20/25          $            490,342           493,716
  6.625% due 12/20/25         $            129,179           130,773
  6.625% due 11/20/26         $            865,609           874,533

FOREIGN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            October 31, 1999


                                        PRINCIPAL
ISSUER                    CURRENCY       AMOUNT          VALUE
-------------------------------------------------------------------------------
Student Loan Marketing
  Association
  5.304% due 10/25/04         $             26,718    $       26,608
  5.394% due 4/25/06          $            197,391           195,879
United States Treasury
  Inflationary Index Notes
  3.625% due 7/15/02          $            104,328           103,676
  4.75% due 11/15/08          $          1,080,000           977,400
                                                      --------------
                                                           5,034,997
                                                      --------------
TOTAL FIXED INCOME
  (Identified cost $58,491,370)                           56,795,235
                                                      --------------

SHORT-TERM OBLIGATIONS
  AT AMORTIZED COST-- 15.7%
-------------------------------------------------------------------------------
State Street Bank & Trust
  Repurchase  Agreement  4.25%
  due 11/1/99  proceeds at
  maturity  $8,640,000
  (Collateralized  by  $8,816,952
  Federal Home Loan Bank,
  5.25% due 8/23/01;
  valued at $8,816,952)                                    8,640,000
                                                      --------------

TOTAL INVESTMENTS
    (Identified cost
    $67,131,370)                           118.6%         65,435,235

OTHER ASSETS,
    LESS LIABILITIES                       (18.6)        (10,247,136)
                                                      --------------

NET ASSETS                                 100.0%     $   55,188,099
                                                      --------------

See notes to financial statements

--------------------------------------------------------------------------------
FOREIGN CURRENCY LEGEND
--------------------------------------------------------------------------------

SYMBOL                                                       COUNTRY
--------------------------------------------------------------------------------
DKK                                                          Denmark
EURO                                                          Europe
GRD                                                           Greece
ITL                                                            Italy
JPY                                                            Japan
SEK                                                           Sweden
GBP                                                   United Kingdom

FOREIGN BOND PORTFOLIO



FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1999 ARE AS FOLLOWS:

                                                                                                                  UNREALIZED
                                                   MARKET           AGGREGATE           DELIVERY DATE            APPRECIATION
              CURRENCY            COUNTRY           VALUE          FACE VALUE           OF CONTRACTS            (DEPRECIATION)
              ---------          --------          -------         -----------          -------------          --------------
Dollar (Buy) ..............     Australia        $ 2,977,837         $ 3,057,667        November 1999              $ (79,830)
Dollar (Sell) .............     Australia          1,122,445           1,156,654        November 1999                 34,209
Dollar (Sell) .............     Canada             1,834,610           1,848,150        November 1999                 13,540
Dollar (Buy) ..............     Canada             1,963,712           1,965,986        November 1999                 (2,274)
Drachma (Sell) ............     Greece             3,819,620           3,839,631        November 1999                 20,011
Drachma (Sell) ............     Greece             1,885,797           1,917,349        November 1999                 31,552
Euro (Sell) ...............     United States        115,758             116,365        November 1999                    607
Euro (Sell) ...............     United States      1,736,376           1,769,130        November 1999                 32,754
Euro (Buy) ................     United States        420,940             431,480        November 1999                (10,540)
Euro (Sell) ...............     United States        642,985             643,716        November 1999                    731
Krona (Sell) ..............     Sweden             2,058,866           2,063,446        November 1999                  4,580
Krone (Sell) ..............     Denmark            1,003,793           1,008,521        November 1999                  4,728
Pound (Sell) ..............     Great Britain     11,814,718          11,835,531        November 1999                 20,813
Pound (Buy) ...............     Great Britain      6,211,354           6,227,860        November 1999                (16,506)
Yen (Sell) ................     Japan              3,674,727           3,623,463        November 1999                (51,264)
Yen (Sell) ................     Japan             11,280,070          10,986,442        November 1999               (293,628)
Yen (Sell) ................     Japan              4,224,026           4,127,580        November 1999                (96,446)
Yen (Buy) .................     Japan              1,977,612           1,917,349        November 1999                 60,263
Yen (Sell) ................     Japan              5,680,355           5,676,324        November 1999                 (4,031)
                                                                                                                   ---------
                                                                                                                   $(330,731)
                                                                                                                   ---------


PURCHASED OPTIONS WHICH WERE OPEN AT OCTOBER 31, 1999 ARE AS FOLLOWS:



                                                             EXPIRATION DATE/
CALL OPTIONS                        PAR (LOCAL)                STRIKE PRICE                    PREMIUM              VALUE
--------------                      ----------                ---------------                 ---------            ------
USD/EUR                              6,480,000                11/8/99 @ .1050                  $30,326             $29,353

FOREIGN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1A)
  (Identified Cost, $58,491,370)                                   $56,795,235
Short-term obligations at amortized cost                             8,640,000
Foreign currency at value (Cost $85,933)                                86,170
Cash                                                                       694
Receivable for investments sold                                     19,038,245
Interest receivable                                                  1,648,443
Receivable for forward contracts                                       223,788
Receivable for options, at value                                        29,353
--------------------------------------------------------------------------------
  Total assets                                                      86,461,928
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                   30,529,650
Payable for forward contracts                                          554,519
Payable to affiliates--Management fees (Note 2)                         26,610
Accrued expenses                                                       163,050
--------------------------------------------------------------------------------
  Total liabilities                                                 31,273,829
--------------------------------------------------------------------------------
NET ASSETS                                                         $55,188,099
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interest                            $55,188,099
--------------------------------------------------------------------------------



FOREIGN BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------
INCOME:
Interest (Note 1B) (net of
  foreign tax of $129,058)                                       $  7,136,060
EXPENSES:
Management fees (Note 2)                     $    828,560
Custody and fund accounting fees                  179,767
Audit fees                                         36,500
Legal fees                                         23,293
Trustees fees                                       6,892
Other                                              10,859
--------------------------------------------------------------------------------
  Total expenses                                                    1,085,871
--------------------------------------------------------------------------------
Net investment income                                               6,050,189
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
Unrealized depreciation of investments,
  forwards currency contracts,
  foreign currency, options and
  other assets and liabilities                                    (17,308,962)
Net realized gain from investments and
  futures contracts (net of foreign
  tax of $69,182)                                                  10,185,327
Net realized loss from forward
  currency contracts and
  foreign currency transactions                                    (4,234,218)
--------------------------------------------------------------------------------
Net realized and unrealized loss
  on investments and foreign currency                             (11,357,853)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                      $ (5,307,664)
--------------------------------------------------------------------------------


See notes to financial statements

FOREIGN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                              FOR THE PERIOD
                                                                                                             NOVEMBER 1, 1997
                                                                                                               (COMMENCEMENT
                                                                                     YEAR ENDED              OF OPERATIONS) TO
                                                                                  OCTOBER 31, 1999           OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                                                             $   6,050,189               $  12,127,813
Net change in unrealized appreciation (depreciation) of investments, forward currency contracts, foreign currency, futures,
  written options and other assets and liabilities                                  (17,308,962)                 17,490,716
Net realized gain from investments, forward currency contracts,
  and futures                                                                         5,951,109                     319,290
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                                    (5,307,664)                 29,937,819
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
Proceeds from contributions (Note 1)                                                 18,302,383                 355,866,842
Value of withdrawals                                                               (240,072,098)               (103,539,183)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                                                        (221,769,715)                252,327,659
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                              (227,077,379)                282,265,478
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                                 282,265,478                        --
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                                     $  55,188,099               $ 282,265,478
------------------------------------------------------------------------------------------------------------------------------------



FOREIGN BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                                              FOR THE PERIOD
                                                                                                             NOVEMBER 1, 1997
                                                                                                               (COMMENCEMENT
                                                                                     YEAR ENDED              OF OPERATIONS) TO
                                                                                  OCTOBER 31, 1999           OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                            $55,188                       $282,265
Ratio of expenses to average net assets                                                0.72%                          0.74%
Ratio of net investment income to average net assets                                   3.97%                          4.55%
Portfolio turnover                                                                      646%                           693%
------------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Foreign Bond Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citibank, N.A. ("Citibank") is the Investment Manager of the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 transferred a portion of their investable assets in the amounts of $37,806,736, $69,713,620, $91,158,260, and $19,592,443 including $(434,418), $(669,939), $(836,241), and
$(161,393), respectively, of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the November 1, 1997 (Commencement of Operations) to October 31, 1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Foreign bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or accretion of original issue discount and market discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income.

     C. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency include net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.

     D. FORWARD FOREIGN CURRENCY Contracts The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases and sales of securities, or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

     E. U.S. FEDERAL TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

     F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     G. FUTURES CONTRACTS The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other portfolio investments.

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

     H. PURCHASED OPTIONS The premium paid by the Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently "marked to market" to reflect the current market value of the option. When an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, the Portfolio will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

     I. SWAP AGREEMENTS To the extent permitted under respective investment policies, the Portfolio may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Portfolio may also enter into interest rate swap agreements which involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily. Unrealized gains or losses are reported as an

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such a payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

     J. WRITTEN OPTIONS When a Portfolio writes an option, the premium received by the Portfolio is presented in the Portfolio's Statement of Assets and Liabilities as an asset with an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. If an option expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchases upon exercise of the option.

     The risk in writing a call option is that the Portfolio relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option the Portfolio assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contract terms.

     K. OTHER Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolios. SFG acts as Sub-Administrator and performs certain duties and receives certain compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank had delegated the daily management of the Portfolio to Pacific Investment

FOREIGN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

Management Company, ("PIMCO"), but effective March 1, 1999 Citibank delegated the daily management of the Portfolio to Salomon Brothers Asset Management Limited (the "Subadviser"), an affiliate of Citibank. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The management fee paid to Citibank amounted to $343,911 for the year ended October 31, 1999. Citibank management fees are computed at the annual rate of 0.55% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to its Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser a fee which is accrued daily and payable monthly at an annual rate equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser of 0.30% on the first $200 million and 0.25% on the remaining assets. These percentages apply for both PIMCO and Salomon Brothers Asset Management Limited.

     The fees paid to the Subadviser amounted to $484,649 of which $284,399 was paid to PIMCO and $200,250 to Salomon Brothers Asset Management Limited for the year ended October 31, 1999.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of securities, other than short-term obligations, aggregated $1,057,418,366 and $1,258,710,534, respectively, for the year ended October 31, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $67,282,972
--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 553,329
Gross unrealized depreciation                                     (2,401,066)
--------------------------------------------------------------------------------
Net unrealized depreciation                                     $ (1,843,737)
--------------------------------------------------------------------------------


5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1999, the commitment fee allocated to the Portfolio was $351. Since the line of credit was established, there have been no borrowings.

FOREIGN BOND PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF ASSET ALLOCATION PORTFOLIO (THE "TRUST"), WITH RESPECT TO ITS SERIES, FOREIGN BOND PORTFOLIO:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Foreign Bond Portfolio (the "Portfolio"), a series of Asset Allocation Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material mis-statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the period indicated in accordance with U.S. generally accepted accounting principles.


PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999

                                   PRINCIPAL
ISSUER                              AMOUNT            VALUE
--------------------------------------------------------------------------------
FIXED INCOME -- 95.2%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS -- 93.0%
--------------------------------------------------------------------------------

AEROSPACE -- 2.1%
--------------------------------------------------------------------------------
Hexcel Corp.
    9.75% due 1/15/09+             $1,000,000     $     790,000
Sequa Corp.
    9.00% due 8/01/09                 930,000           904,425
                                                  -------------
                                                      1,694,425
                                                  -------------

AUTOMOTIVE -- 6.0%
--------------------------------------------------------------------------------
American Axle &
    Manufacturing Inc
    9.75% due 3/01/09+              1,250,000         1,240,625
J.H. Heafner Inc.
    10.00% due 5/15/08              1,375,000         1,258,125
J.L. French Automotive
    Castings
    11.50% due 6/01/09+             1,000,000           987,500
Lear Corp.
    8.11% due 5/15/09+              1,375,000         1,314,790
                                                  -------------
                                                      4,801,040
                                                  -------------

CABLE & OTHER MEDIA -- 11.4%
--------------------------------------------------------------------------------
Charter Communications
    Holdings
    8.625% due 4/01/09+               375,000           354,375
    9.92% due 4/01/11+              3,000,000         1,800,000
CSC Holdings Inc.
    9.875% due 2/15/13+             1,000,000         1,030,000
Frontiervision Holdings LP
    11.875% due 9/15/07             2,250,000         1,901,250
Granite Broadcasting Corp.
    10.375% due 5/15/05               500,000           511,250
NTL Inc.+
    Zero coupon due 4/01/08         2,500,000         1,675,000
Telewest plc
    Zero coupon due 10/01/07        2,100,000         1,900,500
                                                  -------------
                                                      9,172,375
                                                  -------------

CAPITAL GOODS/BUILDING PRODUCTS -- 2.5%
--------------------------------------------------------------------------------
Packard Bioscience Inc. -
    Series B
    9.375% due 3/01/07              1,000,000           912,500
Jordan Industries Inc. -
    Series D
    10.375% due 8/01/07             1,125,000         1,051,875
                                                  -------------
                                                      1,964,375
                                                  -------------

CHEMICALS -- 2.8%
--------------------------------------------------------------------------------
Lyondell Chemical Co.
    9.875% due 5/01/07             $1,250,000         1,246,875
Octel Devs plc
    10.00% due 5/01/06              1,000,000           990,000
                                                  -------------
                                                      2,236,875
                                                  -------------

CONSUMER PRODUCTS/TOBACCO -- 15.6%
--------------------------------------------------------------------------------
French Fragrances Inc.
    10.375% due 5/15/07             1,270,000         1,168,400
Home Interiors Gifts Inc.
    10.125% due 6/01/08             1,910,000         1,556,650
Mail Well Corp.
    8.75% due 12/15/08+             1,000,000           937,500
Revlon Consumer Products
    Corp.
    8.625% due 2/01/08                875,000           463,750
Revlon Consumer Products
    Corp.
    9.00% due 11/01/06              1,000,000           790,000
Simmons Co.
    10.25% due 3/15/09+             1,375,000         1,350,937
Triarc Consumer Products
    Group
    10.25% due 2/15/09+             2,000,000         1,935,000
United Industries Corp.
    9.875% due 4/01/09+             1,000,000           890,000
United International
    Holdings Inc.
    10.75% due 2/15/08              3,000,000         1,725,000
Windmere-Durable
    Holdings Inc.
    10.00% due 7/31/08              1,750,000         1,684,375
                                                  -------------
                                                     12,501,612
                                                  -------------

ENERGY -- 3.0%
--------------------------------------------------------------------------------
Bellwether Exploration Co.
    10.875% due 4/01/07             1,000,000           922,500
Lomak Petroleum Inc.
    8.75% due 1/15/07                 500,000           450,000
Western Gas Resources
    10.00% due 6/15/09+             1,000,000         1,025,000
                                                  -------------
                                                      2,397,500
                                                  -------------

FINANCIAL -- 3.0%
--------------------------------------------------------------------------------
Avis Rent A Car Inc.
    11.00% due 5/01/09+             1,000,000         1,033,750
Contifinancial Corp.
    8.375% due 8/15/03              2,000,000           400,000

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            October 31, 1999


                                   PRINCIPAL
ISSUER                              AMOUNT            VALUE
--------------------------------------------------------------------------------
Williams Scotsman Inc.
    9.875% due 6/01/07             $1,000,000     $     957,500
                                                  -------------
                                                      2,391,250

FOOD/BEVERAGE/BOTTLING -- 2.5%
--------------------------------------------------------------------------------
AmeriServe Food
    Distributors Inc.
    10.125% due 7/15/07             2,000,000         1,140,000
B & G Foods Indications
    Corp.
    9.625% due 8/01/07              1,000,000           890,000
                                                  -------------
                                                      2,030,000

GAMING -- 6.0%
--------------------------------------------------------------------------------
Circus Circus Enterprises Inc.
    9.25% due 12/01/05              1,000,000         1,003,750
Majestic Star Casino LLC.
    10.875% due 7/01/06+            1,000,000           950,000
Sun International Ltd.
    9.00% due 3/15/07               1,000,000           930,000
Waterford Gaming Finance
    Corp. , LLC.+
    9.50% due 3/15/10               1,955,000         1,896,350
                                                  -------------
                                                      4,780,100
                                                  -------------
HEALTHCARE -- 2.2%
--------------------------------------------------------------------------------
Alaris Medical Systems Inc.
    9.75% due 12/01/06              1,000,000           800,000
Frensenuis Medical Care
    Capital Trust
    9.00% due 12/01/06              1,000,000           945,000
                                                  -------------
                                                      1,745,000
                                                  -------------
HOUSING RELATED -- 1.6%
--------------------------------------------------------------------------------
CB Richards Ellis Services Inc.
    8.875% due 6/01/06              1,375,000         1,285,625
                                                  -------------
LODGING LEISURE -- 2.2%
--------------------------------------------------------------------------------
HMH Properties Inc. -
    Series C
    8.45% due 8/01/08               2,000,000         1,780,000
                                                  -------------
METALS/MINING/STEEL -- 2.4%
--------------------------------------------------------------------------------
P&L Coal Holdings Corp.
    8.875% due 5/15/08              2,000,000         1,925,000
                                                  -------------
PAPER/FOREST PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
Tembec Finance Corp.
    9.875% due 9/30/05              1,000,000        1,032,500
                                                  -------------

PUBLISHING/PRINTING -- 1.8%
--------------------------------------------------------------------------------
Hollinger International
    Publishing Inc.
    9.25% due 3/15/07              $1,500,000         1,470,000
                                                  -------------

RETAIL -- 4.1%
--------------------------------------------------------------------------------
Advance Stores Inc.
    10.25% due 4/15/08                875,000           805,000
Cole National Group Inc.
    8.625% due 8/15/07              2,000,000         1,560,000
Finlay Fine Jewelry Corp.
    8.375% due 5/01/08              1,000,000           910,000
                                                  -------------
                                                      3,275,000
                                                  -------------

SERVICES/OTHER -- 7.7%
--------------------------------------------------------------------------------
Allied Waste North
    American Inc.
    10.00% due 8/01/09+             1,000,000           846,250
Integrated Electrical Service
    9.375% due 2/01/09+             1,005,000           969,825
Iron Mountain Inc.
    10.125% due 10/01/06            1,000,000         1,020,000
Pierce Leahy Command Co.
    8.125% due 5/15/08              1,500,000         1,380,000
Safety Kleen Services Inc.
    9.25% due 6/01/08               2,000,000         1,955,000
                                                  -------------
                                                      6,171,075
                                                  -------------

TELECOMMUNICATIONS -- 9.7%
--------------------------------------------------------------------------------
Energis plc
    9.75% due 6/15/09+              1,000,000         1,015,000
Intermedia Communications Inc.
    9.50% due 3/01/09+              2,000,000         1,850,000
Nextel Communications Inc.
    Zero coupon due 10/31/07        1,500,000         1,080,000
Nextel Communications Inc.
    9.75% due 8/15/04               1,000,000         1,018,750
Orange plc
    9.00% due 6/01/09+              1,000,000         1,035,000
Price Communications
    Wireless Inc. - Series B
    9.125% due 12/15/06               750,000           759,375
Rogers Cantel
    9.375% due 6/01/08              1,000,000         1,040,000
                                                  -------------
                                                      7,798,125
                                                  -------------
44

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            October 31, 1999


                                   PRINCIPAL
ISSUER                              AMOUNT            VALUE
--------------------------------------------------------------------------------
TRANSPORTATION -- 3.9%
--------------------------------------------------------------------------------
Coach USA Inc. - Series B
    9.375% due 7/01/07             $1,375,000     $   1,486,719
Continental Airlines Inc.
    8.00% due 12/15/05              1,000,000           922,960
Holt Group Inc.
    9.75% due 1/15/06+              1,000,000           680,000
                                                  -------------
                                                      3,089,679
                                                  -------------

UTILITIES -- 1.2%
--------------------------------------------------------------------------------
Calpine Corp.
    7.875% due 4/01/08              1,000,000           947,500
                                                  -------------

MORTGAGE OBLIGATIONS -- 2.2%
--------------------------------------------------------------------------------
MORTGAGE BACKED
SECURITIES/PASSTHROUGHS -- 2.2%
--------------------------------------------------------------------------------
Airplane Trust
    10.875% due 3/15/19             2,000,000        1,776,000
                                                  -------------
TOTAL FIXED INCOME
    (Identified Cost $84,159,318)                   76,265,056
                                                  -------------


SHORT-TERM OBLIGATIONS -- 0.7%
--------------------------------------------------------------------------------
State Street Bank & Trust  Repurchase
    Agreement 4.25% due 11/01/99
    proceeds at maturity  $578,000
    (collateralized  by $590,000
    Federal  National  Mortgage
    Association, 4.84% due 11/27/00,
    valued at $594,307)                                 578,000
                                                  -------------
TOTAL INVESTMENTS
    (Identified Cost
    $84,737,318)                      95.9%         76,843,056
OTHER ASSETS,
    LESS LIABILITIES                   4.1            3,309,501
                                     -----        -------------
NET ASSETS                           100.0%       $  80,152,557
                                                  -------------


+ Rule 144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. As of October 31, 1999 the amount of securities classified as 144A amounted to 27% of the total net assets. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements

HIGH YIELD PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)
  (Identified Cost, $84,737,318)                                     $76,843,056
Cash                                                                     355,097
Receivable for investments sold                                        3,401,802
Interest receivable                                                    2,020,294
--------------------------------------------------------------------------------
  Total assets                                                        82,620,249
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                      2,409,302
Payable to affiliates--Management fees (Note 2)                           34,768
Accrued expenses and other liabilities                                    23,622
--------------------------------------------------------------------------------

  Total liabilities                                                    2,467,692
--------------------------------------------------------------------------------
NET ASSETS                                                           $80,152,557
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                             $80,152,557
--------------------------------------------------------------------------------


HIGH YIELD PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31,1999
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income (Note 1B)                                       $ 4,467,042

EXPENSES:
Management fees (Note 2)                        318,371
Custody and fund accounting fees                 32,143
Legal fees                                       19,354
Audit fees                                       14,800
Trustees fees                                     2,627
Other                                             1,517
--------------------------------------------------------------------------------
  Total expenses                                388,812
Less aggregate amounts waived by
  the Manager (Note 2)                          (43,794)
--------------------------------------------------------------------------------
  Net expenses                                                      345,018
--------------------------------------------------------------------------------
Net investment income                                             4,122,024
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Unrealized depreciation of investments       (7,894,262)
Net realized loss from
  investment transactions                      (568,901)
--------------------------------------------------------------------------------
Net realized and unrealized
  loss on investments                                            (8,463,163)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                     $(4,341,139)
--------------------------------------------------------------------------------


See notes to financial statements

HIGH YIELD PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                               FOR THE PERIOD
                                                                 MAY 3, 1999
                                                                (COMMENCEMENT
                                                               OF OPERATIONS)
                                                                     TO
                                                              OCTOBER 31, 1999
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                               $4,122,024
Net realized loss on investment transactions                          (568,901)
Unrealized depreciation of investments                              (7,894,262)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                (4,341,139)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                        137,682,126
Value of withdrawals                                               (53,188,430)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions                84,493,696
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                          80,152,557
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                          --
--------------------------------------------------------------------------------

End of period                                                      $80,152,557
--------------------------------------------------------------------------------



HIGH YIELD PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                                 MAY 3, 1999
                                                                (COMMENCEMENT
                                                               OF OPERATIONS)
                                                                     TO
                                                              OCTOBER 31, 1999
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,  end of period (000's omitted)                         $80,153
Ratio of expenses to average net assets                               0.70%*
Ratio of net  investment  income to average net assets                8.42%*
Portfolio  turnover                                                     41%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees during the period indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                                        0.79%*
Net investment income to average net assets                           8.33%*
--------------------------------------------------------------------------------

* Annualized

See notes to financial statements

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES High Yield Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued adjusted for amortization of premium or accretion of original issue discount and market discount on long-term debt securities when required for U.S. federal income tax purposes. The Portfolio may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

     D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank delegated the daily management of the Portfolio to Salomon Brothers Assets Management Inc. (the "Subadviser") an affiliate of Citibank. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The mangement fee paid to Citibank, amounted to $98,840 of which $43,794 was voluntarily waived for the period May 3, 1999 (Commencement of Operations) to October 31, 1999. Citibank management fees are computed at the annual rate of 0.65% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser 0.45% on first $100 million, 0.40% on remaining assets.

     The fees paid to the Sub-adviser amount to $219,531 for the period May 3, 1999 (Commencement of Operations) to October 31, 1999.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

3. PURCHASES AND SALES OF INVESTMENTS Purchases and Sales of Investments,  other
than   short-term   obligations,   aggregated   $100,182,048   and   $16,068,328
respectively, for the period ended October 31, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $84,737,318
--------------------------------------------------------------------------------

Gross unrealized appreciation                                         $187,414
Gross unrealized depreciation                                       (8,081,676)
--------------------------------------------------------------------------------

Net unrealized depreciation                                        $(7,894,262)
--------------------------------------------------------------------------------


5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period ended October 31, 1999, the commitment fee allocated to the Portfolio was $129. Since the line of credit was established, there have been no borrowings.

HIGH YIELD PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF THE PREMIUM PORTFOLIO (THE "TRUST"), WITH RESPECT TO ITS SERIES, HIGH YIELD PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the period May 3, 1999 (Commencement of Operations) through October 31, 1999. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material mis-statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the period May 3, 1999 (Commencement of Operations) through October 31, 1999, in accordance with U.S. generally accepted accounting principles.


PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS                          October 31, 1999


ISSUER                            SHARES                 VALUE
-----------------------------------------------------------------

COMMON STOCKS -- 97.7%
-----------------------------------------------------------------
AUSTRIA -- 1.0%
-----------------------------------------------------------------
Boehler-Uddeholm                    23,753         $    994,387
                                                   ------------
AUSTRALIA -- 2.0%
-----------------------------------------------------------------
Australia & New Zealand
    Banking Group                  180,725            1,192,705
Pioneer International,
    Ltd.                           421,090              921,054
                                                   ------------
                                                      2,113,759
                                                   ------------
CANADA -- 4.2%
-----------------------------------------------------------------
Imasco, Ltd.                        57,162            1,534,003
Manulife Financial Corp.           144,681            1,739,829
Noranda, Inc.                       83,370            1,098,837
                                                   ------------
                                                      4,372,669
                                                   ------------
FINLAND -- 1.3%
-----------------------------------------------------------------
UPM-Kymmene Oy                      44,913            1,417,252
                                                   ------------
FRANCE -- 9.8%
-----------------------------------------------------------------
BIC 26,491                       1,295,702
BQE National Paris                  33,660            2,956,340
LaFarge                              9,556              919,710
Pernod-Ricard                       25,639            1,731,370
Total                               25,404            3,433,674
                                                   ------------
                                                     10,336,796
                                                   ------------
GERMANY -- 10.1%
-----------------------------------------------------------------
Buderus AG                          64,246            1,081,234
Celanese AG *                        5,134               81,003
Commerzbank AG                      36,272            1,383,035
Draegerwerk AG                     102,551            1,089,469
Dyckerhoff AG                       46,150            1,383,472
Hoechst AG                          51,341            2,260,027
SGL Carbon *                        12,467              797,951
Veba AG                             33,039            1,786,256
Vossloh AG                          39,304              814,436
                                                   ------------
                                                     10,676,883
                                                   ------------
GREAT BRITAIN -- 25.4%
-----------------------------------------------------------------
Allied Domecq                      206,225            1,155,542
Allied Zurich                       86,924            1,056,967
BAA 145,340                      1,062,760
British American
    Tobacco p.l.c.                 136,414              905,587
British
    Telecommunications              78,192            1,418,475
CGU 88,188                       1,285,356
Coats Viyella                    1,335,566            1,025,976
Cookson Group                      477,685            1,466,880
Elementis                          770,938            1,304,809
Hanson                             162,899            1,268,782
Invensys                           198,990              977,671
Lex Service                        147,920            1,130,238
Lloyds TSB Group                    91,422            1,264,891
Medeva                             515,530            1,313,034
National Westminster
    Bank                            80,021            1,806,679
Reckitt & Colman                   113,494            1,376,320
Reed International                  98,590              578,351
Safeway                            237,916              750,611
TI Group                           211,045            1,421,835
Thames Water                         4,412               63,798
Tomkins                            430,627            1,457,244
United News & Media                138,995            1,332,693
Williams                           262,194            1,314,053
                                                   ------------
                                                     26,738,552
                                                   ------------
HONG KONG -- 2.9%
-----------------------------------------------------------------
Hang Lung
    Development Co.                880,635              946,554
New World
    Development Co.                482,790              913,563
South China Morning
    Post                         1,651,486            1,222,378
                                                   ------------
                                                      3,082,495
                                                   ------------
IRELAND -- 4.1%
-----------------------------------------------------------------
Allied Irish Banks                 134,945            1,689,108
Greencore Group                    392,880            1,128,175
Jefferson Smurfit Group            587,230            1,525,664
                                                   ------------
                                                      4,342,947
                                                   ------------
ITALY -- 3.3%
-----------------------------------------------------------------
Eni Spa                            281,000            1,643,368
Telecom Italia SPA                  73,884              362,928
Telecom Italia SPA                 175,400            1,514,700
                                                   ------------
                                                      3,520,996
                                                   ------------
JAPAN -- 7.0%
-----------------------------------------------------------------
Nichicon Corp.                      58,000            1,257,121
Nintendo Co.                        22,500            3,571,257
Promise Co.                         21,600            1,450,081
Yodogawa Steel Works               265,000            1,092,836
                                                   ------------
                                                      7,371,295
                                                   ------------

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)             October 31, 1999


ISSUER                            SHARES                 VALUE
-----------------------------------------------------------------

NETHERLANDS -- 8.8%
-----------------------------------------------------------------
ABN-Amro Holdings  NV               50,317         $  1,216,767
Akzo Nobel NV                       40,738            1,754,290
Fortis NL                           54,180            1,865,257
ING Groep NV                        33,683            1,986,884
Koninklijke PTT                     20,276            1,040,559
Philips Electronics NV              13,987            1,434,442
                                                   ------------
                                                      9,298,199
NEW ZEALAND -- 1.7%
-----------------------------------------------------------------
Telecom Corp.                      444,385            1,788,554
                                                   ------------
PORTUGAL -- 2.0%
-----------------------------------------------------------------
Portugal
    Telecommunications              46,244            2,062,410
                                                   ------------
SPAIN -- 1.9%
-----------------------------------------------------------------
Telefonica S.A.*                   121,037            1,991,171
                                                   ------------
SWEDEN -- 2.2%
-----------------------------------------------------------------
Electrolux AB                       64,700            1,290,224
Getinge Industrier                  89,472              979,144
                                                   ------------
                                                      2,269,368
                                                   ------------
SWITZERLAND -- 8.5%
-----------------------------------------------------------------
Forbo Holdings AG                    3,003            1,335,717
Geberit                              6,834            2,013,033
Novartis AG                          1,348            2,016,296
Saurer AG                            2,567            1,077,793
Schweizerische
    Industrie-Gesellschaft
    Holding AG                       2,047            1,208,620
Sulzer AG                            1,837            1,289,503
                                                   ------------
                                                      8,940,962
                                                   ------------
UNITED STATES -- 1.5%
-----------------------------------------------------------------
Creative Technology Ltd.*          131,246          $ 1,574,952
                                                   ------------

TOTAL COMMON STOCK
    (Identified cost
    $100,934,970)                                   102,893,647
                                                   ------------

SHORT-TERM OBLIGATIONS -- 1.9%
-----------------------------------------------------------------

State  Street  Bank &  Trust  Repurchase
   Agreement 4.25% due 11/01/99 proceeds at
   maturity $1,955,000 (collateralized by
   $1,995,000 Federal National Mortgage
   Association 5.12% due 05/12/00, valued
   at $1,994,792)                                     1,955,000
                                                   ------------
TOTAL INVESTMENTS
    (Identified Cost
    $102,889,970)                    99.6%         $104,848,647
OTHER ASSETS,
    LESS LIABILITIES                  0.4               444,758
                                    -----          ------------
NET ASSETS                          100.0%         $105,293,405
                                    -----          ------------

* Non income producing securities

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)
   (Identified Cost, $102,889,970)                                  $104,848,647
Dividends and interest receivable                                        229,041
Receivable for investments sold                                          864,138
--------------------------------------------------------------------------------
  Total assets                                                       105,941,826
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                        484,340
Payable to the custodian                                                  73,669
Accrued expenses and other liabilities                                    90,412
--------------------------------------------------------------------------------
  Total liabilities                                                      648,421
--------------------------------------------------------------------------------
NET ASSETS                                                          $105,293,405
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $105,293,405
--------------------------------------------------------------------------------



INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign withholding tax of $557,288)                   $3,846,132
Interest income                                                                    49,915
------------------------------------------------------------------------------------------------------------------
  Total investment income                                                                             $ 3,896,047

EXPENSES:
Management fees (Note 2)                                                        1,317,234
Custody and fund accounting fees                                                  245,106
Audit fees                                                                         35,890
Legal fees                                                                          9,371
Trustees fees                                                                       5,714
Other                                                                               3,388
------------------------------------------------------------------------------------------------------------------
  Total expenses                                                                1,616,703
Less aggregate amount waived by the Manager (Note 2)                              (46,155)
------------------------------------------------------------------------------------------------------------------
  Net expenses                                                                                          1,570,548
------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   2,325,499
------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investment transactions                                   17,944,018
Net realized loss on foreign currency transactions                               (362,524)
------------------------------------------------------------------------------------------------------------------
  Net realized gain on investment transactions
  and foreign currency transactions                                                                    17,581,494
------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments, forward currency
contracts, foreign currency transactions                                                                9,962,721
------------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain of Investments and
    Foreign Currency Transactions                                                                      27,544,215
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $29,869,714
------------------------------------------------------------------------------------------------------------------


See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                              FOR THE PERIOD
                                                                                                             NOVEMBER 1, 1997
                                                                                                               (COMMENCEMENT
                                                                                    YEAR ENDED               OF OPERATIONS) TO
                                                                                    OCTOBER 31,                OCTOBER 31,
                                                                                       1999                        1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                             $  2,325,499                  $  4,310,814
Net realized gain on investment transactions and
  foreign currency transactions                                                     17,581,494                     4,002,173
Unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency transactions                                                      9,962,721                   (20,091,760)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                         29,869,714                   (11,778,773)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                                                 9,449,606                   593,863,296
Value of withdrawals                                                              (164,972,221)                 (351,138,217)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                                                       (155,522,615)                  242,725,079
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:                                            (125,652,901)                  230,946,306
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                                230,946,306                             --
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                                     $105,293,405                  $230,946,306
------------------------------------------------------------------------------------------------------------------------------------



INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                   FOR THE PERIOD
                                                                                  NOVEMBER 1, 1997
                                                                                    (COMMENCEMENT
                                                         YEAR ENDED               OF OPERATIONS) TO
                                                      OCTOBER 31, 1999            OCTOBER 31, 1998
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)              $105,293                      $230,946
Ratio of expenses to average net assets                    0.95%                        0.97%
Ratio of net investment income to
  average net assets                                       1.41%                        1.72%
Portfolio turnover                                           26%                          43%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the period indicated the ratios would be as follows:

RATIOS:
Expenses to average net assets                             0.98%                        0.97%
Net investment income to
  average net assets                                       1.38%                        1.72%
------------------------------------------------------------------------------------------------------

See notes to financial statements

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES International Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amounts of $13,468,512, $45,037,659, $115,488,801 and $69,902,939 including $657,730, $2,460,410,
$6,297,679 and $2,672,891, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with the year's contributions are included in the November 1, 1997 (Commencement of Operations) to October 31, 1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.

     C. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.

     D. FORWARD FOREIGN CURRENCY Contracts The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

     E. U.S. FEDERAL TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

     F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG.

     Citibank has delegated the daily management of the Portfolio to Hotchkis and Wiley (the "Subadviser"). Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The management fee paid to Citibank, amounted to $547,248, of which $46,155 was voluntarily waived for the year ended October 31, 1999. Management fees are computed at the annual rate of 0.80% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser: 0.60%on first $10 million, 0.55% on next $40 million, 0.45% on next $100 million, 0.35% on next $150 million, 0.30% on remaining assets.

     The management fees paid to the Subadviser amounted to $769,986 for the year ended October 31, 1999.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than   short-term   obligations,   aggregated   $42,039,018   and   $192,579,269
respectively,  for the year ended October 31, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $103,766,202
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $ 12,582,480
Gross unrealized depreciation                                      (11,520,035)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $  1,062,445
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1999, the commitment fee allocated to the Portfolio was $389. Since the line of credit was established, there have been no borrowings.

INTERNATIONAL PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF ASSET ALLOCATION PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, INTERNATIONAL PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Portfolio (the "Portfolio"), a series of Asset Allocation Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with U.S. generally accepted accounting principles.



PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999